The Gem Transaction	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
The Gem Transaction

On August 25, 2017, the Company executed definitive agreements with Gem Pharmaceuticals, LLC (“Gem”), pursuant to which Gem formed a limited liability company, TacticGem LLC (“TacticGem”) with Tactic Pharma, the Company’s largest shareholder at that time. Gem contributed certain of Gem’s drug candidates’ intellectual property and agreements associated primarily with Gem’s GPX-150 (renamed camsirubicin) drug candidate program, along with $5,000,000 in cash (the “Gem Contributed Assets”) to TacticGem for a 42.633% interest, and Tactic Pharma contributed 4,111,273 shares of common stock of Monopar to TacticGem for a 57.367% interest. Then, TacticGem contributed the Gem Contributed Assets to the Company in exchange for 3,055,394 newly issued shares of common stock of the Company (31.4% on a fully-diluted basis) (the two contributions collectively, the “Gem Transaction”). The Gem Transaction closed on August 25, 2017. Following the Gem Transaction, TacticGem owns 7,166,667 (77.1%) shares of Monopar’s common stock as of December 31, 2018.

The transaction was recorded as an asset acquisition on August 25, 2017 as follows:

Cash recorded on the Company’s Balance Sheet	$5,000,000
Assembled Workforce recorded as In-process Research and Development Expense on the Company’s Statement of Operations and Comprehensive Loss	9,886
Camsirubicin (GPX-150) recorded as In-process Research and Development Expense on the Company’s Statement of Operations and Comprehensive Loss	13,491,736
Total Gem Transaction	$18,501,622

Within 90 days of the effective date of the transaction, the Company was required to use its best efforts to file a Form 10 to register its common stock under the Securities Exchange Act of 1934. The Company filed its Form 10 on November 9, 2017. Additionally, Arthur Klausner, former CEO of Gem, has been added to the Company’s Board of Directors and will remain on the Board of Directors at least until the Company achieves a listing on a major stock exchange (such as Nasdaq or NYSE). Richard Olson and Gerald Walsh, former CSO and former President of Gem, respectively, had been retained with one-year consulting agreements to aid in an efficient transfer of Gem’s GPX-150 (renamed camsirubicin) and associated programs.

During the year ended December 31, 2018, the Company’s annual cash burn increased by approximately $100,000 due to the addition of the Gem Assets, and future cash burn will be significantly higher when the Company chooses to conduct clinical trials with the Gem drug candidate programs.